CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY AND COMPREHENSIVE INCOME - DOLLAR THRIFTY (USD $) In Thousands, except Share data, unless otherwise specified	Total	Additional Capital	Dollar Thrifty Automotive Group Inc.	Dollar Thrifty Automotive Group Inc. Common Stock $.01 Par Value	Dollar Thrifty Automotive Group Inc. Additional Capital	Dollar Thrifty Automotive Group Inc. Retained Earnings (Accumulated Deficit)	Dollar Thrifty Automotive Group Inc. Accumulated Other Comprehensive Income (Loss)	Dollar Thrifty Automotive Group Inc. Treasury Stock	Dollar Thrifty Automotive Group Inc. Comprehensive Income
Balance at Dec. 31, 2008			$ 208,420	$ 280	$ 803,304	$ (338,207)	$ (29,388)	$ (227,569)
Balance (in shares) at Dec. 31, 2008				28,039,658				(6,414,906)
Increase (Decrease) in Stockholders' Equity
Issuance of common shares for director compensation			532	1	531
Issuance of common shares for director compensation (in shares)				49,995
Tax benefit of stock option transactions			1,281		1,281
Stock option transactions			2,290	1	2,289
Stock option transactions (in shares)				136,500
Share-based payment plans			4,698		4,698
Issuance of common stock in settlement of vested performance shares			1	1
Issuance of common stock in settlement of vested performance shares (in shares)				64,190
Issuance of common stock in settlement of vested restricted stock (in shares)				48,508
Public stock offering, net of fees			120,656	66	120,590
Public stock offering, net of fees (in shares)				6,612,500
Comprehensive income:
Net Income (loss)			45,022			45,022			45,022
Interest rate swap			8,662				8,662		8,662
Foreign currency translation			2,352				2,352		2,352
Comprehensive income attributable to The Hertz Corporation and Subsidiaries' common stockholder			56,036						56,036
Balance at Dec. 31, 2009			393,914	349	932,693	(293,185)	(18,374)
Balance (in shares) at Dec. 31, 2009				34,951,351
Comprehensive income:
Net Income (loss)			27,292
Balance at Mar. 31, 2010
Balance at Dec. 31, 2009			393,914	349	932,693	(293,185)	(18,374)	(227,569)
Balance (in shares) at Dec. 31, 2009				34,951,351				(6,414,906)
Increase (Decrease) in Stockholders' Equity
Issuance of common shares for director compensation	1,425
Tax benefit of stock option transactions	(258)		381		381
Stock option transactions			2,987	2	2,985
Stock option transactions (in shares)				172,733
Share-based payment plans	36,560		4,785		4,785
Issuance of common stock in settlement of vested performance shares			(382)					(382)
Issuance of common stock in settlement of vested performance shares (in shares)				35,910				(11,818)
Issuance of common stock in settlement of vested restricted stock			(339)	1				(340)
Issuance of common stock in settlement of vested restricted stock (in shares)				37,173				(6,991)
Comprehensive income:
Net Income (loss)	(18,383)		131,216			131,216			131,216
Interest rate swap			5,543				5,543		5,543
Foreign currency translation			502				502		502
Comprehensive income attributable to The Hertz Corporation and Subsidiaries' common stockholder	22,771		137,261						137,261
Balance at Dec. 31, 2010			538,607	352	940,844	(161,969)	(12,329)	(228,291)
Balance (in shares) at Dec. 31, 2010			28,763,452	35,197,167				(6,433,715)
Balance at Sep. 30, 2010
Comprehensive income:
Net Income (loss)			12,496
Balance at Dec. 31, 2010			538,607
Balance (in shares) at Dec. 31, 2010			28,763,452
Comprehensive income:
Net Income (loss)	(123,000)		16,523
Balance at Mar. 31, 2011
Balance at Dec. 31, 2010			538,607
Balance (in shares) at Dec. 31, 2010			28,763,452
Comprehensive income:
Net Income (loss)			125,649
Comprehensive income attributable to The Hertz Corporation and Subsidiaries' common stockholder			127,358
Balance at Sep. 30, 2011
Balance at Dec. 31, 2010			538,607	352	940,844	(161,969)	(12,329)	(228,291)
Balance (in shares) at Dec. 31, 2010			28,763,452	35,197,167				(6,433,715)
Increase (Decrease) in Stockholders' Equity
Issuance of common shares for director compensation	1,592
Stock option transactions			4,772	7	4,765
Stock option transactions (in shares)				672,394
Share-based payment plans	31,093		3,234		3,234
Issuance of common stock in settlement of vested performance shares			(2,745)	2				(2,747)
Issuance of common stock in settlement of vested performance shares (in shares)				145,428				(52,388)
Issuance of common stock in settlement of vested restricted stock			(458)					(458)
Issuance of common stock in settlement of vested restricted stock (in shares)				33,617				(5,616)
Forward stock repurchase agreement			(100,000)		(100,000)
Comprehensive income:
Net Income (loss)	210,489		159,550			159,550			159,550
Interest rate swap			10,259				10,259		10,259
Foreign currency translation			(5,547)				(5,547)		(5,547)
Comprehensive income attributable to The Hertz Corporation and Subsidiaries' common stockholder	144,252		164,262						164,262
Balance at Dec. 31, 2011	2,628,835		607,672	361	848,843	(2,419)	(7,617)	(231,496)
Balance (in shares) at Dec. 31, 2011	100		29,556,887	36,048,606				(6,491,719)
Balance at Sep. 30, 2011
Comprehensive income:
Net Income (loss)	58,800		33,901
Balance at Dec. 31, 2011	2,628,835		607,672
Balance (in shares) at Dec. 31, 2011	100		29,556,887
Comprehensive income:
Net Income (loss)			145,298
Comprehensive income attributable to The Hertz Corporation and Subsidiaries' common stockholder			159,277
Balance at Sep. 30, 2012			744,241
Balance (in shares) at Sep. 30, 2012			28,058,117
Balance at Jun. 30, 2012
Comprehensive income:
Net Income (loss)	251,300		55,500
Comprehensive income attributable to The Hertz Corporation and Subsidiaries' common stockholder			60,667
Balance at Sep. 30, 2012			$ 744,241
Balance (in shares) at Sep. 30, 2012			28,058,117